Note 6 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Defined Benefit Plan [Abstract]
Employee Benefit Plans
Note 6: Employee Benefit Plans
Pensions and Other Post-retirement Plans
We sponsor defined benefit pension plans covering substantially all U.S. employees and a Supplemental Excess Retirement Plan
(“SERP”)
covering certain eligible employees. The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets over the two-year period ended December 31, 2023, and the funded status as of December 31, 2023 and 2022 (in thousands):

	Pension Benefits
	2023	2022
Change in benefit obligation:
Benefit obligation at beginning of year	$148,143	$195,862
Service cost	3,794	6,262
Interest cost	7,974	5,476
Change due to mortality change	643	486
Change due to discount rate change	(3,635)	(54,977)
Actuarial return	401	1,841
Benefits paid	(7,894)	(6,807)

Benefit obligation at end of year	149,426	148,143

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	175,159	189,874
Actual return on plan assets	7,937	(18,238)
Employer contributions	1,756	10,330
Benefits paid	(7,894)	(6,807)

Fair value of plan assets at end of year	176,958	175,159

Funded status at end of year	$27,532	$27,016

The following table provides the amounts recognized in the consolidated balance sheets as of December 31, 2023 and 2022 (in thousands):

	Pension Benefits
	2023	2022
Non-current assets:
Accrued benefit asset	$28,399	$27,806
Current pension liability
Accrued benefit liability	(867)	(790)
Accumulated other comprehensive loss	8,031	6,446

Net amount recognized	$35,563	$33,462

The benefit obligation and prepaid benefit costs were calculated by applying the following weighted average assumptions:

	Pension Benefits
	2023	2022
Discount rate: net periodic pension cost	5.77%	5.54%
Discount rate: projected benefit obligation	5.77%	5.54%
Expected rate of return on plan assets	7.25%	7.25%
Rate of compensation increase: net periodic pension cost	5%/2% (1)	5%/2%
Rate of compensation increase: projected benefit obligation	4%/3%/2% (2)	5%/2%

(1)	5% for 2023 and 2% per year thereafter.
(2)	4% for 2023, 3% for 2024 and 2% per year thereafter.
The above assumptions were calculated based on information as of December 31, 2023 and 2022, the measurement dates for the plans. The discount rate is based on the yield curve for investment-grade corporate bonds as published by the U.S. Treasury Department. The expected rate of return on plan assets is based upon consideration of the plan’s current asset mix, historical long-term return rates and the plan’s historical performance. Our current assumption for the rate on plan assets is 7.25%. The vested benefit obligation is determined based on the actuarial present value of benefits to which employees are currently entitled, based on employees’ expected date of separation or retirement.
Net periodic pension cost for the plans consisted of the following in 2023, 2022, and 2021 (in thousands):

	Pension Benefits
	2023	2022	2021
Service cost	$3,794	$6,262	$5,820
Interest cost	7,974	5,476	4,990
Expected return on plan assets	(12,428)	(13,452)	(9,252)
Amortization of prior service cost	500	511	394
Amortization of net (loss) gain	(188)	2,049	4,502

Net periodic pension (benefit) cost	$(348)	$846	$6,454

The service cost component of net periodic pension cost is included in the same line items of our consolidated financial statements as other employee compensation costs. The net (benefit)/expense of ($4.1 million), ($5.4 million) and $0.6 million for 2023, 2022 and 2021, respectively, related to all other components of net periodic pension cost is included in other (expense) income on our consolidated statements of operations and comprehensive (loss) income.
Each defined benefit pension plan’s statement of investment policy delineates the responsibilities of the board, the committee which administers the plan, the investment manager(s), and investment adviser/consultant, and provides guidelines on investment management. Investment objectives are established for each of the asset categories included in the pension plans with comparisons of performance against appropriate benchmarks. Each plan’s policy calls for investments to be supervised by qualified investment managers. The investment managers are monitored on an ongoing basis by our outside consultant, with formal reporting to us and the consultant performed each quarter. The policy sets forth the following allocation of assets:

	Target	Maximum
Large cap U.S. equities	17%	20%
Small cap U.S. equities	8%	10%
Non-U.S. equities	25%	30%
U.S. Fixed income	18%	23%
Emerging markets debt	5%	8%
Real estate	15%	18%
Absolute return	5%	7%
Company stock/Real return	7%	13%
Each defined benefit pension plan’s statement of investment policy and objectives aspires to achieve the assumed long term rate of return on plan assets established by the plan’s actuary plus one percent.
Accounting guidance has established a hierarchy of assets measured at fair value on a recurring basis. The three levels included in the hierarchy are:
Level 1: quoted prices in active markets for identical assets or liabilities
Level 2: significant other observable inputs
Level 3: significant unobservable inputs

The fair values by asset category in each pension plan, along with their hierarchy levels, are as follows as of December 31, 2023 (in thousands):

	Hecla plans				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$525	$—	$—	$525	$117	$—	$—	$117
Common stock	19,933	—	—	19,933	2,872	—	—	2,872
Mutual funds	83,504	—	—	83,504	12,792	—	—	12,792

Total investments in the fair value hierarchy	103,962	—	—	103,962	15,781	—	—	15,781

Investments measured at net asset value
Real estate funds	—	—	—	18,029	—	—	—	4,173
Common collective funds	—	—	—	28,386	—	—	—	6,627

Total investments measured at net asset value	—	—	—	46,415	—	—	—	10,800

Total fair value	$103,962	$—	$—	$150,377	$15,781	$—	$—	$26,581

The fair values by asset category in each defined benefit pension plan, along with their hierarchy levels, were as follows as of December 31, 2022 (in thousands):

	Hecla plans				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$743	$—	$—	$743	$133	$—	$—	$133
Common stock	21,678	—	—	21,678	3,295	—	—	3,295
Mutual funds	75,868	—	—	75,868	11,905	—	—	11,905

Total investments in the fair value hierarchy	98,289	—	—	98,289	15,333	—	—	15,333

Investments measured at net asset value
Real estate funds	—	—	—	23,967	—	—	—	5,550
Hedge funds	—	—	—	—	—	—	—	—
Common collective funds	—	—	—	26,114	—	—	—	5,906

Total investments measured at net asset value	—	—	—	50,081	—	—	—	11,456

Total fair value	$98,289	$—	$—	$148,370	$15,333	$—	$—	$26,789

Common stock investments included investments in Hecla common stock as of December 31, 2023 of $19.9 million (2022: $21.7 million for the Hecla Plans and $2.9 million (2022: $3.3 million) for the Lucky Friday plan.
Generally, investments are valued based on information provided by fund managers to each plan’s trustee as reviewed by management and its investment advisers. Mutual funds and equities are valued based on available exchange data. Commingled equity funds consist of publicly-traded investments.
Fair value for real estate funds, hedge funds and common collective equity funds is measured using the net asset value per share (or its equivalent) practical expedient (“NAV”), and has not been categorized in the fair value hierarchy. There are no unfunded commitments related to these investments. There are no restrictions on redemptions of these funds as of December 31, 2023, except as limited by the redemption terms discussed below. The following summarizes information on the asset classes measured using NAV:

	Investment strategy	Redemption terms
Real estate funds	Invest in real estate properties among the four major property types (office, industrial, retail and multi-family)	Allowed quarterly with notice of between 45 and 60 days

Hedge funds	Invest in a variety of asset classes which aim to diversify sources of returns	Allowed quarterly with notice of 90 days

Common collective funds	Invest in U.S. large cap or small/medium cap public equities in actively traded managed equity portfolios	Allowed daily or with notice of 30 days
The following are estimates of future benefit payments, which reflect expected future service as appropriate, related to our pension plans (in thousands):

Year Ending December 31,	Pension Plans
2024	$8,886
2025	10,031
2026	10,005
2027	9,981
2028	10,321
Years 2029-2033	51,163
During 2023 and 2022 we contributed $1.0 million and $5.5 million in shares of our common stock to our defined benefit pension plans, respectively. During 2022 we also contributed $4.2 million in shares of our common stock to our SERP, respectively. We do not expect to be required to contribute to our defined benefit plans in 2024, but we may choose to do so.
The following table indicates whether our pension plans had accumulated benefit obligations (“ABO”) in excess of plan assets, or plan assets exceeded ABO (amounts are in thousands).

	2023	2022
	Plan Assets Exceed ABO	Plan Assets Exceed ABO
Projected benefit obligation	$149,426	$148,143
Accumulated benefit obligation	146,336	144,816
Fair value of plan assets	176,958	175,159
For the pension plans, the following amounts are included in “Accumulated other comprehensive income, net” on our balance sheet as of December 31, 2023, that have not yet been recognized as components of net periodic benefit cost (in thousands):

Pension Benefits
Unamortized net loss	$7,462
Unamortized prior service cost	579
Except for a limited number of employees who participate in the SERP, non-U.S. employees are not eligible to participate in the defined benefit pension plans that we maintain for U.S. employees. Canadian employees participate in Canada’s public retirement income system, which includes the following components: (i) the Canada (or Quebec) Pension Plan, which is an employee and employer contributory, earnings-related social insurance program, and (ii) the Old Age Security program. Mexican employees participate in Mexico’s public retirement income system, which is based on contributions the employee, employer and the government submit to the retirement savings system. The system is administered through savings accounts managed by private fund managers selected by the participant.
Capital Accumulation Plans
Our Capital Accumulation Plan is available to all U.S. salaried and certain hourly employees upon employment. We make
a matching
contribution
in the form of cash or stock of 100% of an employee’s contribution up to 6% of eligible earnings. Our matching contributions all in Hecla common
stock were $4.6 million, $4.5 million and $4.3 million in 2023, 2022 and 2021, respectively.

We also maintain a 401(k) plan that is available to all hourly employees at Lucky Friday after completion of six months of service. When an employee meets eligibility requirements we make a matching cash contribution of 55% of the employee’s contribution up to, but not exceeding, 5% of the employee’s eligible earnings. Our matching contributions were $1.3 million, $0.6 million and $0.5 million in 2023, 2022 and 2021, respectively.